COLONIAL HIGH YIELD SECURITIES FUND
                         COLONIAL INCOME FUND
                    COLONIAL STRATEGIC INCOME FUND
                     COLONIAL U.S. GOVERNMENT FUND
                       COLONIAL ADJUSTABLE RATE
                         U.S. GOVERNMENT FUND
                      COLONIAL GROWTH SHARES FUND
                           THE COLONIAL FUND
                   COLONIAL FEDERAL SECURITIES FUND
                      COLONIAL GLOBAL EQUITY FUND
                COLONIAL GLOBAL NATURAL RESOURCES FUND
                   COLONIAL STRATEGIC BALANCED FUND
                COLONIAL INTERNATIONAL FUND FOR GROWTH
                    COLONIAL GLOBAL UTILITIES FUND
                        COLONIAL UTILITIES FUND
                     COLONIAL U.S. FUND FOR GROWTH
                       COLONIAL SMALL STOCK FUND
                      COLONIAL NEWPORT TIGER FUND
                      COLONIAL NEWPORT JAPAN FUND
                    COLONIAL NEWPORT TIGER CUB FUND

During the period December 15, 1996, through April 15, 1997 (Sales Period), unless extended by Colonial Investment Services, Inc. (Distributor), the Distributor will pay additional commissions to financial service firms for sales of shares to Colonial and certain non-Colonial prototype Individual Retirement Accounts (IRAs). The Distributor will pay 100% of the applicable sales charge on Class A and Class T shares, an additional commission equal to 0.50% of the net asset value of the Class B shares, and an additional commission of 0.15% of the net asset value of the Class D shares of the Fund, if applicable, sold during the Sales Period. If the value of the shares sold equals or exceeds $20,000 in the aggregate and results from a rollover from a qualified plan or a transfer of assets from another IRA, (i) in addition to the foregoing amounts the Distributor will pay the financial service firm 0.50% of the net asset value of the Class A, Class T, Class B and Class D shares sold, and (ii) Colonial Investors Service Center, Inc., the Fund's transfer agent, will waive the $10 annual maintenance fee for 1997 that otherwise would be applicable to the account receiving the rollover or transfer.







IR-061D-1196                                         December 5, 1996